BASIS OF PRESENTATION (Details Narrative) - shares		1 Months Ended
	Jan. 15, 2026	Jan. 31, 2026	Nov. 19, 2025
BASIS OF PRESENTATION
Common stock shares, shares issued	7,000,000	8,800,000	100,000
Ownership interest obtained	100.00%
Voting control obtained	98.59%
Translation of amounts from HKD into USD, description	HK$7.84 to US$1.00 (March 31, 2026) and HK$7.78 to US$1.00 (March 31, 2025); income statement and cash flow items at HK$7.80 to US$1.00 (year ended March 31, 2026) and HK$7.79 to US$1.00 (year ended March 31, 2025)